Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2021
Registrant Name	PACE SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 30, 2021
Document Effective Date	Nov. 30, 2021
Prospectus Date	Nov. 26, 2021
Class A & Y Prospectus | PACE Large Co Growth Equity Investments | CLASS A
Prospectus:
Trading Symbol	PLAAX
Class A & Y Prospectus | PACE Large Co Growth Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PLAYX
Class A & Y Prospectus | PACE Global Real Estate Securities Investments | Class Y
Prospectus:
Trading Symbol	PREYX
Class A & Y Prospectus | PACE Global Real Estate Securities Investments | Class A
Prospectus:
Trading Symbol	PREAX
Class P Prospectus | PACE Global Real Estate Securities Investments | Class P
Prospectus:
Trading Symbol	PREQX
Class P2 Prospectus | PACE Global Real Estate Securities Investments | Class P2
Prospectus:
Trading Symbol	PRPTX